Financial instruments - Summary of Commodity Volumes Associated with Derivative Contracts (Detail)	Dec. 31, 2020 MMBTU
Derivative [Line Items]
Commodity volumes, Gas	3,810,544
Swap
Derivative [Line Items]
Commodity volumes, Gas	1,830,852
Options
Derivative [Line Items]
Commodity volumes, Gas	479,692
Forward contracts
Derivative [Line Items]
Commodity volumes, Gas	1,500,000